Cash Flow (Notes)	3 Months Ended
Jun. 28, 2013
Statement of Cash Flows [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]
Cash Flows

Cash payments for interest on indebtedness and cash payments for taxes on income are as follows:

	Quarter ended
(Amounts in millions)	June 28, 2013	June 29, 2012
Interest	$16	$17
Taxes on income, net of refunds	21	32

Non-cash investing activities include the following:

	Quarter ended
(Amounts in millions)	June 28, 2013	June 29, 2012
Capital expenditures in accounts payable and accrued expenses	$41	$46
Capital expenditures through capital lease obligations	32	45

Non-cash financing activities for both quarters ended June 28, 2013 and June 29, 2012, included common share dividends declared but not yet paid of $30 million.